Inventory - Schedule of Inventory (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Inventory [Abstract]
Work in progress	$ 1,509	$ 546
Raw materials	59	61
Inventory, Net	$ 1,568	$ 607